Proceeds from Sale of Fixed Maturities and Gross Realized Investment Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale Proceeds from sales	$ 1,496,242	$ 3,027,998	$ 3,864,356
Fixed maturities, available-for-sale, Gross investment gains from sales	29,271	109,282	142,534
Fixed maturities, available-for-sale, Gross investment losses from sales	$ (11,893)	$ (35,136)	$ (16,348)